Annual Total Returns [BarChart] - Payden/Kravitz Cash Balance Plan Fund - Prospectus-Adviser Class - Adviser Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2011	(0.32%)
Annual Return 2012	6.53%
Annual Return 2013	(1.24%)
Annual Return 2014	0.62%
Annual Return 2015	0.49%
Annual Return 2016	2.49%
Annual Return 2017	2.82%
Annual Return 2018	0.62%
Annual Return 2019	6.01%
Annual Return 2020	1.78%